INCOME TAX - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Deferred income tax assets
Research and development credits	$ 351	$ 169
Capitalized research and development expenses	303
Net operating loss carryforwards	5,562	2,398
Total	6,216	2,567
Valuation allowance	(6,216)	(2,567)	$ (1,352)
R&D expenses capitalized for federal and state tax purpose
Deferred income tax assets
Research and development expenses capitalized for federal and state tax purpose	$ 1,447
Amortization period	5 years
United States
Deferred income tax assets
Net operating loss carryforwards	$ 5,044	6,670
United States | Federal
Deferred income tax assets
Net operating loss carryforwards				$ 603
Remaining federal net operating loss carryforwards	$ 3,007
Percentage of taxable income for operating loss carried forward indefinitely	80.00%
United States | State
Deferred income tax assets
Net operating loss carryforwards	$ 1,434
Australia
Deferred income tax assets
Net operating loss carryforwards	4,250	3,491
Hong Kong
Deferred income tax assets
Net operating loss carryforwards	20,781	3,111
PRC
Deferred income tax assets
Net operating loss carryforwards	82	39
Research and development credit carryforwards
Deferred income tax assets
U.S. federal and state credit carryforwards	$ 351	$ 169